Redeemable Convertible Preference Shares - Schedule of Redeemable Convertible Preference Shares (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Redeemable Convertible Preference Shares [Abstract]
Non-current			RM 6,213,040
Current	6,583,486	1,623,147	3,377,330
Total	RM 6,583,486	$ 1,623,147	RM 9,590,370